UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                         FORM 24F-2
                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2


                  Read instructions at end of Form before preparing Form.



1.  Name and address of issuer:     USAA MUTUAL FUND, INC.
                                    10750 Robert F. McDermott Freeway
                                    San Antonio, Texas  78288

2. Name of each series or class of securities for which this Form is filed:
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  S&P 500 Index Fund




3.  Investment Company Act File Number:   811-2429

    Securities Act File Number:           2-49560


4a.  Last day of fiscal  year for which this Form is filed:
     December  31, 1997

4b. Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) NOT APPLICABLE

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. Check box if this is the last time the issuer will be filing this Form.
    NOT  APPLICABLE

5.  Calculation  of  registration  fee:
      (i) Aggregate sale price of securities sold
          during the fiscal year pursuant to section
          24(f) [includes reinvested  dividend]:                   $434,874,730
                                                                    -----------

      (ii) Aggregate price of securities redeemed
           or repurchased  during the fiscal year:    $  82,142,783
                                                        -----------

      (iii) Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                $           0
                                                          ----------

      (iv) Total available redemption credits
           [add Items 5(ii) and 5(iii):                          - $ 82,142,783
                                                                     ----------

      (v) Net sales - if Item 5(i) is greater than Item
          5(iv)  [subtract  Item 5(iv) from Item 5(i)]:            $352,731,947
                                                                    -----------

     __________________________________________________________________________
     (vi) Redemption credits available for use in future
          years                                        $ (       )
                                                       -----------
          --if Item 5(i) is less than Item 5(iv)
          [subtract  Item 5(iv) from  Item  5(i)]:
     __________________________________________________________________________


     (vii) Multiplier  for  determining  registration  fee
           (See Instruction C.9):                                  x 0.000295
                                                                   ----------


     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):          = $ 104,055.92
                                                                   -----------


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________________.


7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):     + $         0
                                                                  -----------


8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                              = $104,055.92
                                                                  -----------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 20, 1998

                  Method of Delivery:

                                     __X__Wire Transfer
                                     _____Mail or other means




                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     Sherron Kirk, Treasurer



Date   February 24, 1998
       -----------------

 * Please print the name and title of the signing officer below the signature.







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